NET INCOME/LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
NET INCOME/LOSS PER SHARE
18. NET INCOME/LOSS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted (loss) income per share	(35,700)	46,463	44,990
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	38,469,234	38,826,800	41,342,597
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	38,469,234	39,303,760	41,671,763

Basic (loss) income per share	(0.93)	1.20	1.09
Diluted (loss) income per share	(0.93)	1.18	1.08

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the period. Due to the loss for the year ended December 31, 2016, approximately 672,138 share options and restricted shares were excluded from the calculation of diluted net income (loss) per share, because the effect would be anti-dilutive. 476,960 and 329,166 share options and restricted shares were included in the calculation of diluted income per share for year of 2017 and 2018.